First Trust SkyBridge Crypto Industry and Digital Economy ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
First Trust SkyBridge Crypto Industry and Digital Economy ETF | First Trust SkyBridge Crypto Industry and Digital Economy ETF
Prospectus [Line Items]
Annual Return [Percent]	74.77%	193.33%	(80.75%)